Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	W. P. Carey Inc.
Entity Central Index Key	0001545406
Document Type	S-4
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	WPC